Significant Accounting Policies - Estimated useful lives of property plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Useful life of property and equipment	5 years
Minimum | Right of use assets - buildings, net
Significant accounting policies
Useful life of property and equipment	2 years
Minimum | Technical equipment and machinery
Significant accounting policies
Useful life of property and equipment	3 years
Minimum | Office and other equipment
Significant accounting policies
Useful life of property and equipment	3 years
Minimum | Vehicles
Significant accounting policies
Useful life of property and equipment	5 years
Maximum | Right of use assets - buildings, net
Significant accounting policies
Useful life of property and equipment	9 years
Maximum | Technical equipment and machinery
Significant accounting policies
Useful life of property and equipment	25 years
Maximum | Office and other equipment
Significant accounting policies
Useful life of property and equipment	13 years
Maximum | Vehicles
Significant accounting policies
Useful life of property and equipment	11 years